ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses, summarized by major category, as of December 31, 2021 and 2020 consists of the following:

	December 31, 2021	December 31, 2020
Trade accounts payable	$1,465,860	$325,830
Accrued expenses	8,215	21,555
Accrued compensation expenses	122,072	130,718
Total accounts payable and accrued expenses	$1,596,147	$478,103

MARIZYME, INC.

Notes to the Consolidated Financial Statements

December 31, 2021